Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of March 31, 2024 and December 31, 2023 were comprised as follows (in thousands):

	March 31, 2024	December 31, 2023
Employee compensation and benefits	$2,675	$7,896
External research and development services	1,577	1,255
Other operating expenses	140	447
CVR liability, current	556	395
Professional fees	213	219

Total accrued expenses and other current liabilities	$5,161	$10,212

Accrued expenses and other current liabilities as of December 31, 2023 and 2022 were comprised as follows (in thousands):

	December 31,
	2023	2022
Employee compensation and benefits	$7,896	$2,624

External research and development services	1,255	274

Other operating expenses	447	207

CVR liability, current	395	—

Professional fees	219	70

Total accrued expenses and other current liabilities	$10,212	$3,175